Description of Business (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business - Schedule of Vessels (Table)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Marshall Islands	Zim Norfolk	9,115	2015	2Q27
Penelope Marine LLC	Marshall Islands	Zim Xiamen	9,115	2015	3Q27
Telemachus Marine LLC (3)	Marshall Islands	Anthea Y	9,115	2015	3Q25
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	3Q27(4)
Global Ship Lease 52 LLC	Liberia	MSC Qingdao	8,603	2004	3Q27(4)
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	3Q27
Global Ship Lease 72 LLC	Liberia	GSL Alexandra	8,544	2004	3Q25(5)
Global Ship Lease 73 LLC	Liberia	GSL Sofia	8,544	2003	3Q25(5)
Global Ship Lease 74 LLC	Liberia	GSL Effie	8,544	2003	3Q25(5)
Global Ship Lease 75 LLC	Liberia	GSL Lydia	8,544	2003	2Q25(5)
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	4Q27(6)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	1Q28(6)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	4Q27(6)
Alexander Marine LLC	Marshall Islands	Colombia Express(12)	7,072	2013	4Q28(7)
Hector Marine LLC	Marshall Islands	Kristina	7,072	2013	4Q29(7)
Ikaros Marine LLC	Marshall Islands	Katherine (tbr Costa Rica Express)(12)	7,072	2013	2Q29(7)
Philippos Marine LLC	Marshall Islands	Alexandra	7,072	2013	2Q29(7)
Aristoteles Marine LLC	Marshall Islands	Alexis	6,910	2015	3Q29(7)
Menelaos Marine LLC	Marshall Islands	Olivia I	6,910	2015	3Q29(7)
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,840	2002	1Q28(8)
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,840	2002	4Q27(8)
Global Ship Lease 48 LLC	Liberia	CMA CGM Berlioz	7,023	2001	4Q25
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios	6,572	2011	2Q27(4)
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	3Q24
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	3Q24

1. Description of Business (continued)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	1Q25(9)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	3Q25(9)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	4Q24(9)
GSL Violetta LLC (3)	Liberia	GSL Violetta	6,008	2000	4Q24(9)
GSL Tegea LLC	Liberia	GSL Tegea	5,994	2001	3Q25(9)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,992	2001	2Q25(9)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	2Q25(9)
Tasman Marine LLC	Marshall Islands	Tasman	5,936	2000	1Q25
Hudson Marine LLC	Marshall Islands	Dimitris Y (ex Zim Europe) (12)	5,936	2000	2Q25
Drake Marine LLC	Marshall Islands	Ian H	5,936	2000	3Q24
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q24(10)
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	3Q27(10)
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	4Q27(10)
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	3Q27(10)
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q25
Zeus One Marine LLC	Marshall Islands	Orca I	5,095	2006	2Q25
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q26
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q27
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	1Q28
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	1Q28
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	1Q28
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q26
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	2Q25
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,404	2013	4Q26(11)
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,421	2013	3Q25
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	4Q24
Global Ship Lease 62 LLC	Liberia	Matson Molokai	2,824	2007	2Q25
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	2Q25
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	1Q25
Pericles Marine LLC	Marshall Islands	Athena	2,980	2003	2Q25
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth	2,741	2006	2Q26
Global Ship Lease 65 LLC	Liberia	GSL Chloe(13)	2,546	2012	4Q24
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	1Q26
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	3Q24
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,506	2000	4Q24
Athena Marine LLC	Marshall Islands	Newyorker	2,506	2001	1Q25
Global Ship Lease 38 LLC	Liberia	Manet	2,288	2001	4Q24
Global Ship Lease 40 LLC	Liberia	Keta	2,207	2003	1Q25
Global Ship Lease 41 LLC	Liberia	Julie	2,207	2002	2Q25
Global Ship Lease 45 LLC	Liberia	Kumasi	2,220	2002	1Q25
Global Ship Lease 44 LLC	Liberia	Akiteta	2,220	2002	4Q24

1. Description of Business (continued)

(1)	All subsidiaries are 100% owned, either directly or indirectly;
(2)	Twenty-foot Equivalent Units;
(3)	Currently, under a sale and leaseback transaction (see note 2g);
(4)	MSC Tianjin, MSC Qingdao and Agios Dimitrios were forward fixed for minimum 36 months – maximum 38 months. The new charters are expected to commence between 2Q 2024 and 3Q 2024, after the vessels are drydocked. MSC Qingdao & Agios Dimitrios are fitted with Exhaust Gas Cleaning Systems (“scrubbers”). Agios Dimitrios new charter commenced on 2Q 2024;
(5)	GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie delivered in 2Q 2023. Contract cover for each vessel is for a minimum firm period of 24 months from the date each vessel was delivered, with charterers holding one year extension options;
(6)	GSL Eleni, GSL Kalliopi and GSL Grania, were forward fixed with direct continuation for 35 – 38 months, after which the charterer has the option to extend each charter for further 12 – 16 months;
(7)	Colombia Express (ex Mary), Kristina, Katherine (tbr Costa Rica Express), Alexandra, Alexis, Olivia I were forward fixed for 60 months +/- 45 days, after which the charterer has the option to extend each charter for a further two years. The new charter for Colombia Express (ex Mary) commenced in early 2024. The new charters for the remaining vessels are scheduled to commence as each of the existing charters expire, between approximately 3Q 2024 and late 2024;
(8)	GSL Nicoletta and GSL Christen were forward fixed for 39 – 42 months and 38.5 – 41.5 months, respectively;
(9)	GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea. Contract cover for each vessel is for a firm period of at least three years from the date each vessel was delivered in 2021. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time – for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey. GSL Arcadia, GSL Dorothea, GSL Tegea, GSL Melita and GSL MYNY charterer’s first options were exercised in 1H 2024;
(10)	GSL Kithira, GSL Tripoli, GSL Syros, GSL Tinos were chartered for a period of three years from their delivery dates in 2021, after which the charterer has the option to extend each charter for a further three years. GSL Tripoli, GSL Syros, GSL Tinos charterer’s options were exercised in 2Q 2024;
(11)	GSL Melina. Chartered for 27 – 28 months from July 2024;
(12)	“tbr” means “to be renamed”. On January 3, 2024, Mary was renamed to Colombia Express. On January 26, 2024, Beethoven was renamed to GSL Chloe. On April 19, 2024, Zim Europe was renamed to Dimitris Y. On July 9, 2024, Katherine was renamed to Costa Rica Express.